UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2019

Date of reporting period:  May 31, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2019

Investment Advisor

Gerstein Fisher
565 Fifth Avenue, 27th Floor
New York, New York  10017

Phone: 800-473-1155
www.GersteinFisherFunds.com

Gerstein Fisher is a division of People’s United Advisors, Inc.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling the Funds at 1-800-473-1155.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Funds, you can call the Funds at 1-800-473-1155. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all Gerstein Fisher Funds you hold.

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLES	7
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	15
STATEMENTS OF ASSETS AND LIABILITIES	44
STATEMENTS OF OPERATIONS	46
STATEMENTS OF CHANGES IN NET ASSETS	48
FINANCIAL HIGHLIGHTS	52
NOTES TO FINANCIAL STATEMENTS	58
NOTICE OF PRIVACY POLICY & PRACTICES	74
ADDITIONAL INFORMATION	75

Dear Fellow Shareholders,

The beginning of 2019 saw the markets recover from one of the worst downturns since the Global Financial Crisis in 2008-2009. After one of the most volatile periods of the last decade for U.S. markets in the fourth quarter of 2018 and January of 2019, stocks have generally returned to a more stable or positive state.

Gerstein Fisher is focused on building and managing well-diversified, research-driven portfolios with the goal of offering investors systematic strategies across multiple asset classes. We will continue to push forward our research and processes to ensure that the Multi-Factor® portfolios Gerstein Fisher offers continue to provide a disciplined and well-reasoned approach to quantitative investing.

As always, it remains our privilege to recognize the trust that you have placed in Gerstein Fisher as we manage our funds and strategies. It is a responsibility we take seriously, and we look forward to continuing to earn this trust in the years to come.

We pride ourselves, through our Multi-Factor® strategies, on our commitment to offering a quantitative alternative to managing investments, and in doing everything we can to serve the best interest of our investors.

Sincerely,

Gregg S. Fisher, CFA
Founder, Portfolio Manager and Head of Research

Review of Fund Performance

Gerstein Fisher Multi-Factor® Growth Equity Fund (GFMGX)

The six months ended May 31, 2019 were broadly positive for U.S. equities and for U.S. large-cap growth equities. The Gerstein Fisher Multi-Factor® Growth Equity Fund (the “Fund”) returned -2.41% for this period, compared to the Russell 1000® Growth Total Return Index, which returned 3.91% for the same six months.

As a result of the Fund’s diversified investment approach, with approximately 240 holdings and no individual holding constituted more than 5% of the total portfolio, performance was determined principally by the returns of U.S. Large Cap Growth equities, and our targeted factor exposures, rather than the behavior of a limited number of stocks. The Fund’s performance relative to the Russell 1000® Growth Total Return Index was due largely to the returns of the risk factors that are components of our Multi-Factor® strategy. Performance attribution during the six month period ended May 31, 2019 reveals that the Fund’s tilt to higher-profitability securities, smaller market cap securities, and more value-oriented securities all negatively impacted performance. Higher price momentum securities (calculated over a 2-12 month trailing period) contributed moderately positively to returns for the same period.

Since its inception in December 2009, the Fund has performed in line with our expectations. It is designed to be an all-cap U.S. growth equity portfolio with additional exposures to targeted, systematic risk factors that include profitability, value, and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures. Because our process is based on a scientifically grounded approach, we believe that over time the Gerstein Fisher Multi-Factor® Growth Equity Fund should continue to be well positioned to deliver a positive investment experience in the U.S. growth equity space, as well as to provide exposure to often overlooked factors within the domestic growth universe.

Gerstein Fisher Multi-Factor® International Growth Equity Fund (GFIGX)

Developed-market equities were positive in the six months ended May 31, 2019. The Gerstein Fisher Multi-Factor® International Growth Equity Fund (the “Fund”) returned 4.33% for this period, compared to the MSCI EAFE Growth Index, which returned 5.88% during the same six months.

The Fund maintains a diversified exposure to over 250 securities and approximately 25 countries, and no individual holding constituted more than 5% of the total portfolio. Additionally, any single country’s exposure within the portfolio is limited to a maximum of approximately 15% of the Fund, providing a high degree of country-level diversification.  The Fund’s performance relative to the MSCI EAFE Growth Index was due largely to targeted exposures to certain risk factors that are components of our Multi-Factor® strategy. Performance attribution during the six month period ended May 31, 2019 reveals that the Fund’s tilt to stocks with smaller market capitalization, higher-profitability securities, and lower-valuation securities all negatively impacted performance when compared to the benchmark. The Fund’s exposure to stocks with higher momentum had a positive impact on returns.

Since its inception in January 2012, the Fund has performed in line with our expectations. It is designed to be a large-cap, developed-market growth equity portfolio with additional exposures to targeted, systematic risk factors that include profitability, value, and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures. Because our process is based on a scientifically grounded approach, we believe that the Gerstein Fisher Multi-Factor® International Growth Equity Fund should be well positioned to deliver a positive investment experience in the international-developed growth equity space, as well as provide exposure to often overlooked factors within the international growth equity universe.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (GFMRX)

Global real estate as an asset class saw very positive returns in the six months ended May 31, 2019. The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (the “Fund”) returned 7.66% for that period, while the FTSE EPRA/NAREIT Developed Index Net Total Return was up 6.48% for the same six months.

The Fund maintains a diversified exposure to over 200 securities and approximately 25 countries, and no individual holding constituted more than 5% of the total portfolio. The real estate exposure in the Fund is global in nature, with approximately 50% exposure to non-U.S. real estate securities.  The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index Net Total Return was due in large part to higher exposure to certain risk factors targeted by our Multi-Factor® strategy. Performance attribution during the six month period ended May 31, 2019 reveals that the Fund’s tilt to real estate securities with high price momentum and contributed positively to returns, while smaller capitalization securities produced lower returns.

Since its inception in April 2013, the Fund has performed in line with our expectations. It is designed to be a global real estate portfolio with additional exposures to targeted, systematic risk factors that include size, value, and avoiding securities with a high degree of leverage, while seeking to avoid non-systematic risks such as company or single-security overexposures. Because our process is based on a scientifically grounded approach, we believe that the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund should be well positioned to deliver a positive investment experience in the global real estate space, as well as to provide exposure to often overlooked factors within that investable universe.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk.  Principal loss is possible.

This strategy and mutual fund investing involves risk.  Principal loss is possible.  Investments in foreign securities involve greater volatility and political, economic and currency risks as well as differences in accounting methods.  These risks are greater for emerging markets.  Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  Growth stocks typically are relatively more expensive than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  The investment in options is not suitable for all investors.  The risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Funds may engage in short sales of securities, which involves the risk that losses may exceed the original amount invested.  A real estate investment trust’s (“REIT”) share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.  Unlike mutual funds, exchange-traded funds (“ETFs”) do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.

Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

Diversification does not assure a profit or protect against a loss in a declining market.

Index Definitions:

Russell 1000® Growth Total Return Index: The Russell 1000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market.  The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

MSCI EAFE Growth Index: The MSCI EAFE Growth Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada, focusing on companies with higher price-to-book ratios and higher forecasted growth values.  The index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

FTSE EPRA/NAREIT Developed Index Net Total Return: The Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.

An investment cannot be made directly in an index.

Must be preceded or accompanied by a prospectus.

The Gerstein Fisher Funds are distributed by Quasar Distributors, LLC.

Gerstein Fisher Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses.  These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/18–5/31/19).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of a Fund within sixty days of purchase.  Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Examples. The Examples include, but are not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Gerstein Fisher Funds
Expense Examples (Continued)
(Unaudited)

Gerstein Fisher Multi-Factor® Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2018 -
	December 1, 2018	May 31, 2019	May 31, 2019*
Actual	$1,000.00	$ 975.90	$4.88
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.00	$4.99

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® International Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2018 -
	December 1, 2018	May 31, 2019	May 31, 2019*
Actual	$1,000.00	$1,043.30	$5.65
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.40	$5.59

*	Expenses are equal to the Fund’s annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2018 -
	December 1, 2018	May 31, 2019	May 31, 2019*
Actual	$1,000.00	$1,076.60	$4.87
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.24	$4.73

*	Expenses are equal to the Fund’s annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of domestic companies of any size. Equity securities may also include preferred stocks, ETFs that invest in equities, individual stock options and options on indices.  At any one time, the combined value of options may be up to 5% of the Fund’s net assets.  The Fund may invest up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  Additionally, the Fund may sell shares of securities short for hedging purposes.

Allocation of Portfolio Holdings as of May 31, 2019
(% of Investments)

* Excludes securities lending collateral.

Average Annual Total Returns as of May 31, 2019

	Gerstein Fisher	Russell 1000®
	Multi-Factor®	Growth Total
	Growth Equity	Return Index
One Year	-5.13%	5.39%
Three Year	10.79%	15.33%
Five Year	8.54%	12.33%
Since Inception (1/15/10)(1)	11.98%	13.93%

(1)	While the Fund commenced operations on December 31, 2009, the Fund began investing consistent with its investment objective on January 15, 2010.

Continued

Gerstein Fisher Multi-Factor® Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 1000® Growth Total Return Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000® Growth Total Return Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market.  The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	While the Fund commenced operations on December 31, 2009, the Fund began investing consistent with its investment objective on January 15, 2010.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of international companies of any size, including foreign securities and securities of U.S. companies.  The Fund may invest in foreign securities, which may include securities of companies in emerging markets or less developed countries.  Equity securities include common stocks, preferred stocks, ETFs that invest in equities, individual stock options and options on stock indices.

Allocation of Portfolio Holdings as of May 31, 2019
(% of Investments)

*  Excludes securities lending collateral.

Average Annual Total Returns as of May 31, 2019

	Gerstein Fisher
	Multi-Factor®
	International	MSCI EAFE
	Growth Equity	Growth Index
One Year	-9.10%	-3.27%
Three Year	5.02%	6.77%
Five Year	1.84%	3.23%
Since Inception (1/27/12)	7.16%	6.86%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Continued

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI EAFE Growth Index consists of the growth portion (growth being a measure of price relative to book/value/cash flow) of the MSCI EAFE Index.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in income-producing common stocks and other real estate securities, including REITs.  The Fund may invest in equity securities (such as common, convertible and preferred stock) of real estate-related companies of any market capitalization.  Equity securities may also include ETFs that invest in real estate-related equities, individual stock options and options on indices.

Allocation of Portfolio Holdings as of May 31, 2019
(% of Investments)

*  Excludes securities lending collateral.

Average Annual Total Returns as of May 31, 2019

	Gerstein Fisher	FTSE EPRA/
	Multi-Factor®	NAREIT
	Global Real	Developed Index
	Estate Securities	Net Total Return
One Year	7.06%	7.53%
Three Year	5.40%	5.16%
Five Year	6.47%	4.79%
Since Inception (4/30/13)	5.33%	4.01%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Continued

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Investment Highlights (Continued)
(Unaudited)

Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

FTSE EPRA/NAREIT Developed Index Net Total Return is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.  By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and ETFs.  The index reflects the reinvestment of dividends and the application of the relevant withholding tax rates.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 100.08%
Administrative and Support Services – 4.00%
AECOM (a)	700	$22,330
Booking Holdings, Inc. (a)	48	79,499
Kforce, Inc.	7,123	247,524
MasterCard, Inc.	38,857	9,772,147
PayPal Holdings, Inc. (a)	3,190	350,103
Perspecta, Inc.	524	11,376
Robert Half International, Inc.	446	23,932
		10,506,911
Air Transportation – 2.93%
American Airlines Group, Inc.	293	7,978
Delta Air Lines, Inc.	41,349	2,129,473
Mesa Air Group, Inc. (a)	18,816	171,602
Southwest Airlines Co.	82,478	3,925,953
United Continental Holdings, Inc. (a)	18,841	1,463,004
		7,698,010
Ambulatory Health Care Services – 3.78%
Amedisys, Inc. (a)	73,670	8,273,878
Chemed Corp.	208	68,211
Genomic Health, Inc. (a)	14,729	769,590
Novocure Ltd. (a)(b)	15,388	817,411
Tivity Health, Inc. (a)	79	1,446
		9,930,536
Apparel Manufacturing – 1.00%
Capri Holdings Ltd. (a)(b)	236	7,665
Columbia Sportswear Co.	2,293	215,037
Lululemon Athletica, Inc. (a)	2,449	405,530
VF Corp.	13,000	1,064,440
Zumiez, Inc. (a)	47,501	939,570
		2,632,242
Automobiles & Components – 0.00%
Garrett Motion, Inc. (a)	49	754

Beverage and Tobacco Product Manufacturing – 2.97%
Altria Group, Inc.	680	33,361
Boston Beer Co., Inc. (a)	848	266,526
Coca-Cola Consolidated, Inc.	129	38,959
Keurig Dr Pepper, Inc.	137,787	3,884,216
National Beverage Corp. (a)	122	5,508
NMI Holdings, Inc. (a)	24,537	668,879
PepsiCo, Inc.	22,578	2,889,984
		7,787,433

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Broadcasting (except Internet) – 1.14%
CBS Corp.	559	$26,989
Comcast Corp.	12,847	526,727
Discovery Communications, Inc. – Class A (a)	23,775	648,107
Discovery Communications, Inc. – Class C (a)	14,742	377,985
Fox Corp.	1,302	45,192
Walt Disney Co.	10,307	1,360,936
		2,985,936
Building Material and Garden Equipment and Supplies Dealers – 3.49%
Fastenal Co.	728	22,270
Home Depot, Inc.	42,020	7,977,497
Lowe’s Cos, Inc.	12,472	1,163,388
		9,163,155
Chemical Manufacturing – 5.97%
Abbott Laboratories	149	11,343
AbbVie, Inc.	31,369	2,406,316
Allergan PLC (b)	80	9,753
Celgene Corp. (a)	116	10,880
Chemours Co.	286	6,032
Eli Lilly & Co.	8,874	1,028,852
Horizon Therapeutics PLC (a)(b)	78,581	1,872,585
Innophos Holdings, Inc.	493	13,109
Innoviva, Inc. (a)	237,533	3,247,076
Johnson & Johnson	20,281	2,659,853
LyondellBasell Industries NV (b)	15,131	1,123,477
Medifast, Inc.	1,851	238,686
Merck & Co, Inc.	11,522	912,658
Myriad Genetics, Inc. (a)	337	8,347
SIGA Technologies, Inc. (a)	88,527	472,734
Supernus Pharmaceuticals, Inc. (a)	549	16,486
Trex Co., Inc. (a)	5,552	332,121
Trinseo SA (b)	3,000	110,520
USANA Health Sciences, Inc. (a)	238	16,846
Vertex Pharmaceuticals, Inc. (a)	6,985	1,160,767
		15,658,441
Clothing and Clothing Accessories Stores – 1.49%
American Eagle Outfitters, Inc.	9,342	162,551
Gap, Inc.	1,059	19,782
Ross Stores, Inc.	15,963	1,484,399
TJX Companies, Inc.	38,144	1,918,262
Urban Outfitters, Inc. (a)	14,927	335,410
		3,920,404

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Computer and Electronic Product Manufacturing – 13.59%
Alphabet, Inc. (a)	5,772	$6,370,913
Apple, Inc.	75,665	13,246,672
Broadcom, Inc.	83	20,886
Ciena Corp. (a)	971	33,927
Cirrus Logic, Inc. (a)	243	9,081
Dell Technologies, Inc. (a)	4,751	282,922
Harris Corp.	6,496	1,215,986
Harvard Bioscience, Inc. (a)	6,087	13,817
Intel Corp.	62,048	2,732,594
Lam Research Corp.	7,500	1,309,575
Medtronic PLC (b)	113	10,461
Micron Technology, Inc. (a)	211,262	6,889,254
ON Semiconductor Corp. (a)	65,000	1,154,400
QUALCOMM, Inc.	190	12,696
Roper Technologies, Inc.	213	73,255
Rubicon Technology, Inc. (a)	610	4,929
SMART Global Holdings, Inc. (a)(b)	13,146	223,876
Teradyne, Inc.	310	13,063
Thermo Fisher Scientific, Inc.	112	29,902
Turtle Beach Corp. (a)(c)	51,848	431,375
Western Digital Corp.	244	9,082
Zebra Technologies Corp. (a)	9,145	1,567,819
		35,656,485
Construction of Buildings – 0.03%
KB Home	1,575	39,580
TRI Pointe Group, Inc. (a)	3,361	41,340
		80,920
Consumer Durables & Apparel – 0.02%
Kontoor Brands, Inc. (a)	1,857	54,414

Credit Intermediation and Related Activities – 2.88%
Altisource Portfolio Solutions SA (a)(b)(c)	11,971	240,976
Amalgamated Bank	1,448	23,892
Capital One Financial Corp.	22,404	1,923,831
OneMain Holdings, Inc.	33,240	992,879
Regional Management Corp. (a)	2,511	61,946
Santander Consumer USA Holdings, Inc.	157,753	3,532,090
USA Technologies, Inc. (a)	3,367	22,593
Wells Fargo & Co.	16,844	747,368
		7,545,575
Data Processing, Hosting and Related Services – 2.32%
Limelight Networks, Inc. (a)	3,360	10,349
Match Group, Inc. (a)	519	35,629

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Data Processing, Hosting and Related Services – 2.32% (Continued)
Visa, Inc.	37,492	$6,048,584
		6,094,562
Educational Services – 0.00%
ITT Educational Services, Inc. (a)	3,750	4

Electrical Equipment, Appliance, and Component Manufacturing – 0.01%
AO Smith Corp.	414	16,767
Resideo Technologies, Inc. (a)	81	1,594
		18,361
Electronics and Appliance Stores – 0.24%
Aaron’s, Inc.	9,884	526,422
Best Buy Co., Inc.	1,500	94,005
		620,427
Fabricated Metal Product Manufacturing – 0.00%
General Finance Corp. (a)	1,408	10,743

Food Services and Drinking Places – 0.60%
Chipotle Mexican Grill, Inc. (a)	100	65,997
Darden Restaurants, Inc.	10,620	1,235,318
Domino’s Pizza, Inc.	96	26,832
McDonald’s Corp.	151	29,939
Wendy’s Co.	10,000	183,900
Yum! Brands, Inc.	234	23,950
		1,565,936
Furniture and Home Furnishings Stores – 0.40%
RH (a)	12,402	1,056,030

Furniture and Related Product Manufacturing – 0.28%
Herman Miller, Inc.	7,630	270,789
Kimball International, Inc.	10,491	161,981
Sleep Number Corp. (a)	8,688	302,429
		735,199
Gasoline Stations – 0.14%
Delek US Holdings, Inc.	11,813	361,596

General Merchandise Stores – 4.26%
Burlington Stores, Inc. (a)	30,000	4,697,400
Dollar General Corp.	26,783	3,408,940
Tractor Supply Co.	304	30,637
WalMart, Inc.	30,000	3,043,200
		11,180,177

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Health and Personal Care Stores – 0.13%
Ulta Beauty, Inc. (a)	1,000	$333,380

Heavy and Civil Engineering Construction – 0.00%
Century Communities, Inc. (a)	478	12,763

Insurance Carriers and Related Activities – 6.37%
American International Group, Inc.	490	25,024
Anthem, Inc.	29,812	8,287,140
Berkshire Hathaway, Inc. (a)	5,771	1,139,311
Essent Group Ltd. (a)(b)	5,544	260,291
Everest Re Group Ltd. (b)	100	24,766
Humana, Inc.	38	9,305
Lincoln National Corp.	23,256	1,382,569
Molina Healthcare, Inc. (a)	22,163	3,152,908
Prudential Financial, Inc.	7,525	695,159
Travelers Companies, Inc.	72	10,481
Voya Financial, Inc.	33,992	1,731,213
		16,718,167
Leather and Allied Product Manufacturing – 1.15%
Crocs, Inc. (a)	67,639	1,306,786
Deckers Outdoor Corp. (a)	182	27,682
NIKE, Inc.	21,592	1,665,607
Tapestry, Inc.	208	5,940
		3,006,015
Machinery Manufacturing – 0.38%
Applied Materials, Inc.	280	10,833
Caterpillar, Inc.	1,008	120,769
Cummins, Inc.	4,156	626,559
Deere & Co.	261	36,584
Ingersoll-Rand PLC (b)	1,641	194,196
		988,941
Management of Companies and Enterprises – 0.01%
EchoStar Corp. (a)	470	20,107

Merchant Wholesalers, Durable Goods – 1.58%
3M Co.	6,653	1,062,817
Arrow Electronics, Inc. (a)	17,635	1,105,009
Honeywell International, Inc.	491	80,676
Paycom Software, Inc. (a)	9,000	1,908,900
		4,157,402

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Merchant Wholesalers, Nondurable Goods – 0.67%
Freshpet, Inc. (a)	9,463	$439,745
Herbalife Nutrition Ltd. (a)(b)	30,701	1,282,688
Sysco Corp.	439	30,212
US Foods Holding Corp. (a)	430	14,861
		1,767,506
Miscellaneous Manufacturing – 0.87%
ABIOMED, Inc. (a)	30	7,858
Brady Corp.	201	9,306
Estee Lauder Companies, Inc.	3,000	483,090
Intuitive Surgical, Inc. (a)	55	25,567
YETI Holdings, Inc. (a)	72,970	1,745,442
		2,271,263
Motion Picture and Sound Recording Industries – 2.37%
Netflix, Inc. (a)	9,360	3,213,101
World Wrestling Entertainment, Inc.	41,463	3,016,018
		6,229,119
Motor Vehicle and Parts Dealers – 0.00%
Lithia Motors, Inc.	115	13,127

Nonstore Retailers – 4.24%
Amazon.com, Inc. (a)	6,054	10,746,274
Natural Health Trends Corp.	1,673	17,031
Systemax, Inc.	16,729	344,450
WW Grainger, Inc.	90	23,552
		11,131,307
Oil and Gas Extraction – 1.16%
Evolution Petroleum Corp.	40,540	247,699
Renewable Energy Group, Inc. (a)	178,748	2,795,619
		3,043,318
Other Information Services – 3.77%
Chegg, Inc. (a)	71,560	2,680,638
Facebook, Inc. (a)	24,916	4,421,843
QuinStreet, Inc. (a)	130,686	2,003,416
Travelzoo (a)	798	13,574
Twitter, Inc. (a)	17,121	623,889
VeriSign, Inc. (a)	750	146,235
Yelp, Inc. (a)	276	8,481
		9,898,076
Paper Manufacturing – 0.76%
Veritiv Corp. (a)	113	1,996
Verso Corp. (a)	115,468	1,988,359
		1,990,355

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Primary Metal Manufacturing – 0.05%
Global Brass & Copper Holdings, Inc.	350	$15,270
Olympic Steel, Inc.	9,542	118,130
		133,400
Professional, Scientific, and Technical Services – 6.50%
Amgen, Inc.	3,682	613,789
Arrowhead Pharmaceuticals, Inc. (a)	4,374	103,708
Cadence Design Systems, Inc. (a)	4,307	273,796
eBay, Inc.	370	13,294
Hackett Group, Inc.	2,561	41,206
Insperity, Inc.	29,758	3,389,436
Itron, Inc. (a)	363	20,564
LivePerson, Inc. (a)	22,491	625,925
Okta, Inc. (a)	8,323	942,330
salesforce.com, Inc. (a)	12,556	1,901,104
SecureWorks Corp. (a)(c)	20,416	298,278
Trade Desk, Inc. (a)	224	44,533
VMware, Inc. (a)	49,650	8,787,057
		17,055,020
Publishing Industries (except Internet) – 11.99%
Adobe, Inc. (a)	11,597	3,141,627
DXC Technology Co.	445	21,155
eGain Corp. (a)	21,500	169,420
EPAM Systems, Inc. (a)	1,225	211,423
ePlus, Inc. (a)	4,572	323,058
Fair Isaac Corp. (a)	1,000	295,900
InterActiveCorp (a)	22,322	4,929,814
Intuit, Inc.	25,000	6,121,250
Microsoft Corp.	115,806	14,322,886
News Corp.	852	9,704
Oracle Corp.	20,000	1,012,000
Red Hat, Inc. (a)	123	22,669
Synopsys, Inc. (a)	1,000	116,440
Twilio, Inc. (a)	1,279	168,815
Workday, Inc. (a)	160	32,659
Workiva, Inc. (a)	10,000	556,400
		31,455,220
Rail Transportation – 0.02%
CSX Corp.	321	23,905
Union Pacific Corp.	173	28,853
		52,758
Rental and Leasing Services – 1.27%
Air Lease Corp.	16,515	594,540
Aircastle Ltd. (b)	22,939	445,475

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Rental and Leasing Services – 1.27% (Continued)
CAI International, Inc. (a)	41,913	$943,881
Triton International Ltd. (b)	12,826	379,008
United Rentals, Inc. (a)	8,718	959,852
		3,322,756
Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 1.07%
CME Group, Inc.	145	27,857
MSCI, Inc.	678	149,167
S&P Global, Inc.	5,994	1,281,997
Yum China Holdings, Inc.	33,790	1,351,938
		2,810,959
Specialty Trade Contractors – 0.72%
Armstrong Flooring, Inc. (a)	2,076	21,881
Comfort Systems USA, Inc.	763	35,998
Quanta Services, Inc.	52,756	1,833,799
		1,891,678
Support Activities for Mining – 0.00%
Antero Resources Corp. (a)	924	6,071

Support Activities for Transportation – 0.01%
Willis Lease Finance Corp. (a)	300	14,940

Telecommunications – 0.83%
ARC Group Worldwide, Inc. (a)	1,500	728
AT&T, Inc.	8,113	248,096
T-Mobile US, Inc. (a)	6,578	483,088
Ubiquiti Networks, Inc. (c)	11,853	1,426,034
Vonage Holdings Corp. (a)	1,644	19,465
		2,177,411
Transportation Equipment Manufacturing – 2.62%
Allison Transmission Holdings, Inc.	552	22,847
Boeing Co.	16,291	5,565,169
Commercial Vehicle Group, Inc. (a)	20,815	129,261
Lawson Products, Inc. (a)	3,160	115,909
Lear Corp.	7,500	892,725
Marine Products Corp.	7,973	110,346
Meritor, Inc. (a)	2,416	48,707
		6,884,964
Total Common Stocks (Cost $174,014,069)		262,650,274

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
RIGHTS – 0.00%
Newstar Financial, Inc. CVR (a)(d)(e)	4,036	$2,341
Total Rights (Cost $0)		2,341

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 0.57%
Money Market Fund – 0.57%
First American Government Obligations Fund, Class Y, 2.000% (f)	1,489,918	1,489,918
Total Investments Purchased with Proceeds
from Securities Lending (Cost 1,489,918)		1,489,918

SHORT-TERM INVESTMENTS – 0.00%
Money Market Fund – 0.00%
First American Treasury Obligations Fund, Class X, 2.297% (f)	681	681
Total Short-Term Investments (Cost $681)		681
Total Investments (Cost $175,504,668) – 100.65%		264,143,214
Liabilities in Excess of Other Assets – (0.65)%		(1,693,875)
TOTAL NET ASSETS – 100.00%		$262,449,339

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is out on loan as of May 31, 2019. Total value of securities out on loan is $1,393,836.
(d)	Illiquid security. The total market value of this security was $2,341, representing 0.00% of net assets.
(e)	Fair valued security. Value determined using significant unobservable inputs.
(f)	Seven day yield as of May 31, 2019.

Abbreviations:
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.98%
Australia – 10.36%
BHP Billiton Ltd.	327,628	$8,513,404
BlueScope Steel Ltd.	113,865	829,964
Caltex Australia Ltd.	1,202	21,962
CIMIC Group Ltd.	27,868	872,609
Coca-Cola Amatil Ltd.	154,205	1,017,430
Cochlear Ltd.	162	22,395
Coles Group Ltd. (a)	608	5,232
CSL Ltd.	77	10,940
Insurance Australia Group Ltd.	117,465	621,461
Macquarie Group Ltd.	264	21,965
Medibank Private Ltd.	923,732	2,113,846
Qantas Airways Ltd.	153,654	590,827
QBE Insurance Group Ltd.	2,590	20,891
Rio Tinto Ltd.	87,852	6,097,276
Santos Ltd.	4,571	21,257
Sonic Healthcare Ltd.	1,211	21,921
South32 Ltd.	435,897	999,763
Washington H Soul Pattinson & Co. Ltd.	41,302	636,231
Wesfarmers Ltd.	608	15,586
Woolworths Group Ltd.	7,887	171,108
		22,626,068
Austria – 0.23%
ANDRITZ AG	594	21,360
Verbund AG	9,600	479,940
		501,300
Belgium – 3.64%
Colruyt SA	82,841	6,168,106
UCB SA	23,264	1,778,536
		7,946,642
Bermuda – 1.82%
Jardine Strategic Holdings Ltd.	43,265	1,619,317
NWS Holdings Ltd.	1,197,863	2,360,380
		3,979,697
Cayman Islands – 0.54%
WH Group Ltd. (b)	1,304,314	1,174,056

Denmark – 3.99%
Coloplast A/S	16,733	1,777,711
H Lundbeck A/S	38,826	1,557,685
Novo Nordisk A/S	113,660	5,348,651

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Denmark – 3.99% (Continued)
Vestas Wind System A/S	185	$15,061
Demant A/S (a)	340	11,355
		8,710,463
Finland – 1.43%
Elisa OYJ	237	10,569
Metso OYJ	757	24,425
Neste OYJ	87,345	2,948,665
Orion OYJ	3,742	122,394
Stora Enso OYJ	2,458	25,948
		3,132,001
France – 10.28%
Aeroports de Paris	55	9,418
Alstom SA	156,133	7,125,486
Arkema SA	111	9,308
Atos SE	6,067	461,481
Bouygues SA	14,753	515,769
Dassault Systemes SE	8,374	1,242,500
Edenred	14,389	656,414
Eiffage SA	3,500	334,588
Eurazeo SA	9,556	668,665
Hermes International	1,348	895,698
Ingenico Group SA	270	21,542
Ipsen SA	86	10,274
Kering SA	1,433	745,877
Legrand SA	1,384	93,039
L’Oreal SA	3,638	976,009
LVMH Moet Hennessy Louis Vuitton SE	5,928	2,236,908
Pernod Ricard SA	2,332	411,152
Peugeot SA	90,096	2,010,961
Remy Cointreau SA	5,147	707,250
Rexel SA	58,174	627,805
Safran SA	3,830	502,517
Sartorius Stedim Biotech	2,277	315,464
SCOR SE	29,216	1,201,978
Societe BIC SA	5,722	447,750
Sodexo SA	193	22,208
Thales SA	200	22,017
Ubisoft Entertainment SA (a)	227	18,550
Veolia Environnement SA	984	22,775
Worldline SA (a)(b)	2,426	145,564
		22,458,967

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Germany – 8.56%
Adidas AG	10,126	$2,890,766
Beiersdorf AG	190	21,863
Commerzbank AG	68,274	478,457
Continental AG	136	18,496
Daimler AG	564	29,231
Deutsche Boerse AG	938	129,097
Deutsche Lufthansa AG	71,132	1,348,794
Deutsche Post AG	26,669	784,620
E.ON SE	50,000	522,775
Fresenius Medical Care AG & Co. KGaA	1,091	79,503
Henkel AG & Co. KGaA	4,143	358,905
HUGO BOSS AG	13,395	777,109
Infineon Technologies AG	9,849	175,412
Kabel Deutschland Holding AG	7,275	870,065
MTU Aero Engines AG	5,806	1,252,518
Porsche Automobil Holding SE – Preference Shares	12,051	747,784
Puma SE	5,232	3,042,302
RWE AG	80,223	2,007,048
SAP SE	20,000	2,463,736
Siemens AG	2,400	271,562
Wirecard AG	2,764	431,969
		18,702,012
Hong Kong – 2.24%
AIA Group Ltd.	164,754	1,547,734
HKT Trust & HKT Ltd.	489,275	771,401
SJM Holdings Ltd.	1,261,087	1,398,010
Swire Pacific Ltd.	15,000	177,488
Techtronic Industries Co. Ltd.	157,215	1,003,607
		4,898,240
Ireland – 0.74%
Kerry Group PLC	2,339	270,139
Kingspan Group PLC	25,703	1,339,808
		1,609,947
Israel – 0.89%
Bank Leumi Le-Israel BM	4,909	32,892
Check Point Software Technologies Ltd. (a)	1,558	171,816
Israel Chemicals Ltd.	83,061	416,110
Mizrahi Tefahot Bank Ltd. (a)	56,633	1,238,680
Nice Ltd. (a)	179	24,993
Taro Pharmaceutical Industries Ltd. (a)	707	65,737
		1,950,228

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Italy – 0.63%
Leonardo SpA	67,579	$747,615
Moncler SpA	16,518	606,894
Rizzoli Corriere Della Sera Mediagroup SpA	14,241	14,063
Saipem SpA (a)	131	558
		1,369,130
Japan – 14.63%
Alfresa Holdings Corp.	104,941	2,624,119
Astellas Pharma, Inc.	1,586	21,254
Bandai Namco Holdings, Inc.	10,000	489,590
Calbee, Inc.	341	9,670
Daifuku Co Ltd.	3,398	169,032
Daiichi Sankyo Co Ltd.	38,192	1,842,199
FUJIFILM Holdings Corp.	2,360	112,454
Fujitsu Ltd.	23,922	1,612,695
Hitachi Chemical Co. Ltd.	819	21,750
Hitachi Construction Machinery Co. Ltd.	761	17,570
Hitachi High-Technologies Corp.	6,000	253,008
Hitachi Ltd.	30,296	1,020,155
Hoya Corp.	7,488	518,311
ITOCHU Corp.	110,730	2,032,820
Kakaku.com, Inc.	44,182	891,014
Kaneka Corp.	500	17,156
Keio Corp.	313	20,841
Keisei Electric Railway Co. Ltd.	593	22,107
Kikkoman Corp.	22,607	934,528
Kose Corp.	12,518	1,967,906
Marui Group Co Ltd.	25,000	519,862
Mitsui Chemicals, Inc.	394	8,597
MonotaRO Co Ltd.	6,395	135,073
Nabtesco Corp.	577	14,371
Nagoya Railroad Co. Ltd.	707	19,464
Nexon Co. Ltd. (a)	1,342	19,905
NGK Insulators Ltd.	6,093	82,284
NGK Spark Plug Co. Ltd.	931	16,250
Nisshin Seifun Group, Inc.	30,000	696,668
NSK Ltd.	2,274	18,145
Omron Corp.	11,015	518,382
Pan Pacific International Holdings Corp.	2,944	181,564
Pola Orbis Holdings, Inc.	23,695	649,841
Rakuten, Inc.	67,955	702,623
Ryohin Keikaku Co. Ltd.	68	12,265
SBI Holdings, Inc.	8,349	191,585
SG Holdings Co Ltd.	43,801	1,182,953
Shimizu Corp.	11,544	93,738

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Japan – 14.63% (Continued)
Shionogi & Co. Ltd.	6,447	$351,525
Shiseido Co. Ltd.	37,576	2,695,880
Showa Denko KK	39,284	1,065,326
SMC Corp/Japan	66	21,513
SoftBank Group Corp.	12,116	1,124,153
Subaru Corp.	38	878
Sumitomo Dainippon Pharma Co. Ltd.	143,323	2,928,496
Suzuken Co. Ltd.	43,551	2,678,216
Toho Co. Ltd.	513	21,986
Toho Gas Co Ltd.	553	21,543
Unicharm Corp.	15,955	475,945
Yamaha Corp.	919	41,126
Yamazaki Baking Co. Ltd.	1,392	20,852
Yokogawa Electric Corp.	42,853	827,408
ZOZO, Inc.	1,013	17,316
		31,953,912
Jersey – 0.31%
Experian PLC	4,542	136,875
Ferguson PLC	5,524	357,037
Glencore PLC	58,027	185,668
		679,580
Luxembourg – 0.00%
Tenaris SA	636	7,448

Netherlands – 8.59%
Airbus SE	3,828	490,114
ASML Holding NV	8,000	1,506,043
Ferrari NV	72	10,236
Fiat Chrysler Automobiles NV	31,810	405,105
Heineken Holding NV	16,716	1,653,934
Heineken NV	287	30,125
ING Groep NV	180	1,944
Koninklijke DSM NV	4,688	525,921
Koninklijke KPN NV	844,730	2,578,920
Koninklijke Philips NV	46,015	1,823,572
Koninklijke Vopak NV	19,115	782,985
NN Group NV (c)	74,158	2,815,113
Randstad NV (a)	1,208	62,185
STMicroelectronics NV	818	12,369
Unilever NV	25,005	1,505,146
Wolters Kluwer NV	65,278	4,554,022
		18,757,734

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
New Zealand – 0.41%
a2 Milk Co. Ltd. (a)	82,400	$849,036
Mercury NZ Ltd.	10,033	25,247
Spark New Zealand Ltd.	8,874	22,114
		896,397
Norway – 0.95%
Equinor ASA	21,276	406,411
Marine Harvest ASA	26,016	603,713
Norsk Hydro ASA	31,302	109,413
Orkla ASA	109,452	947,843
		2,067,380
Portugal – 0.01%
Galp Energia SGPS SA	1,378	20,700

Singapore – 1.47%
ComfortDelGro Corp. Ltd.	528,170	946,472
Fraser & Neave Ltd.	14,289	17,976
Genting Singapore Ltd.	28,527	18,043
Sembcorp Industries Ltd.	337,143	590,900
United Overseas Bank Ltd.	23,900	409,415
Wilmar International Ltd.	511,058	1,223,774
		3,206,580
Spain – 1.47%
Aena SME SA (b)	2,076	381,208
Amadeus IT Group SA (a)	15,921	1,214,455
CaixaBank SA	156,566	481,005
Ferrovial SA	8,751	208,584
Industria de Diseno Textil SA	367	9,801
Red Electrica Corp. SA	43,045	912,357
		3,207,410
Sweden – 4.83%
Atlas Copco AB – Class A	556	14,922
Atlas Copco AB – Class B	623	15,059
Boliden AB	46,738	1,063,515
Epiroc AB – Class A	556	5,171
Epiroc AB – Class B	623	5,632
Essity AB	5,840	171,349
Holmen AB	606	11,752
Industrivarden AB	517	10,429
Investor AB	41,904	1,809,784
Kinnevik AB	835	21,267
Lundin Petroleum AB	37,711	1,023,088
Sandvik AB	31,528	486,688

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Sweden – 4.83% (Continued)
Swedish Match AB	102,895	$4,644,658
Telefonaktiebolaget LM Ericsson	130,941	1,259,874
		10,543,188
Switzerland – 10.35%
Adecco Group AG	26,696	1,441,057
Alcon, Inc. (a)	16,422	955,059
Cie Financiere Richemont SA	296	21,774
Coca-Cola HBC AG (a)	4,221	151,951
Credit Suisse Group AG (a)	18,424	208,466
Kuehne + Nagel International AG	5,000	665,029
Nestle SA	39,128	3,881,449
Novartis AG	82,111	7,056,452
Roche Holding AG	21,277	5,588,449
SGS SA	369	930,705
Sika AG	600	88,964
Sonova Holding AG	267	59,452
Swatch Group AG	281	13,576
Temenos AG (a)	8,444	1,469,134
UBS Group AG (a)	3,540	40,738
Vifor Pharma AG	159	21,997
		22,594,252
United Kingdom – 10.59%
3i Group PLC	227,186	3,015,912
Anglo American PLC	42,959	1,027,737
Ashtead Group PLC	353	8,287
AstraZeneca PLC	1,797	132,426
Auto Trader Group PLC (b)	317,889	2,403,205
Berkeley Group Holdings PLC	45,540	2,013,146
BP PLC	75,000	508,184
Burberry Group PLC	72,780	1,557,775
Carnival PLC	114,435	5,699,110
Croda International PLC	339	21,694
Hargreaves Lansdown PLC	1,004	28,655
InterContinental Hotels Group PLC	180	11,595
ITV PLC	11,855	16,052
Kingfisher PLC	2,816	7,593
London Stock Exchange Group PLC	178	11,885
Next PLC	35,402	2,580,652
Pearson PLC	60,345	600,654
Persimmon PLC	26,733	664,992
RELX PLC – London Stock Exchange	951	22,126
Rio Tinto PLC	1,017	58,318
Sage Group PLC	64,982	612,658

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
United Kingdom – 10.59% (Continued)
Smith & Nephew PLC	8,263	$173,596
Smiths Group PLC	496	9,012
Tate & Lyle PLC	5,289	48,278
Unilever PLC	30,951	1,888,197
		23,121,739
United States – 0.02%
Ball Corp.	540	33,240
Total Common Stocks (Cost $196,164,001)		216,148,311

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 1.42%
Money Market Fund – 1.42%
First American Government Obligations Fund, Class Y, 2.000% (d)	3,101,826	3,101,826
Total Investments Purchased with Proceeds
from Securities Lending (Cost 3,101,826)		3,101,826

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.34%
Money Market Fund – 0.34%
First American Treasury Obligations Fund, Class X, 2.297% (d)	737,888	$737,888
Total Short-Term Investments (Cost $737,888)		737,888
Total Investments (Cost $200,003,715) – 100.74%		219,988,025
Liabilities in Excess of Other Assets – (0.74)%		(1,615,293)
TOTAL NET ASSETS – 100.00%		$218,372,732

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $4,104,033, represents 1.18% of net assets.
(c)	All or a portion of this security is out on loan as of May 31, 2019. Total value of securities out on loan is $2,783,215.
(d)	Seven day yield as of May 31, 2019.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
BM	An abbreviation that refers to a limited liability company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 17.08%
Australia – 0.00%
OneMarket Ltd. (a)	3,750	$2,068

Bermuda – 0.66%
Hongkong Land Holdings Ltd.	131,973	861,142
Sinolink Worldwide Holdings Ltd. (a)	1,250,000	94,158
		955,300
Brazil – 0.31%
BR Malls Participacoes SA	51,271	168,293
Construtora Tenda SA	39,630	203,909
Direcional Engenharia SA	27,778	70,437
		442,639
Canada – 0.15%
Brookfield Property Partners LP	11,933	220,808

Cayman Islands – 0.19%
Aoyuan Healthy Life Group Co. Ltd. (a)	4,888	2,481
Powerlong Real Estate Holdings Ltd.	595,061	270,002
		272,483
China – 0.10%
Yuzhou Properties Co. Ltd.	325,480	148,305

Germany – 1.62%
Deutsche Wohnen SE	12,775	603,071
DIC Asset AG	9,867	103,246
TAG Immobilien AG	23,056	541,105
TLG Immobilien AG	16,263	476,918
Vonovia SE	11,678	611,862
		2,336,202
Hong Kong – 5.91%
China Aoyuan Group Ltd.	415,543	449,481
China Resources Land Ltd.	282,000	1,147,169
Gemdale Properties & Investment Corp Ltd.	6,650,633	798,150
Henderson Land Development Co. Ltd.	2,213	11,436
HKC Holdings Ltd.	26,889	18,390
Hopson Development Holdings Ltd.	256,232	256,175
Hysan Development Co. Ltd.	153,514	799,520
Kerry Properties Ltd.	181,270	689,018
Liu Chong Hing Investment Ltd.	13,337	20,328
Longfor Group Holdings Ltd.	112,216	413,381
New World Development Co. Ltd.	269,855	398,963
Poly Property Group Co. Ltd.	204,152	70,225

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Hong Kong – 5.91% (Continued)
Road King Infrastructure Ltd.	176,807	$358,592
Shanghai Industrial Urban Development Group Ltd.	326,585	60,414
Shui On Land Ltd.	866,903	196,541
Sino Land Co. Ltd.	591,923	947,223
Swire Properties Ltd.	113,902	469,736
Times China Holdings Ltd.	343,307	568,600
Wheelock & Co. Ltd.	129,609	855,587
		8,528,929
Indonesia – 0.07%
Bumi Serpong Damai Tbk PT (a)	384,000	36,458
Ciputra Development Tbk PT	387,000	26,573
Pakuwon Jati Tbk PT	900,000	44,422
		107,453
Israel – 0.08%
Azrieli Group Ltd.	1,866	111,405

Japan – 1.07%
Aeon Mall Co. Ltd.	857	12,575
Heiwa Real Estate Co. Ltd.	5,239	101,121
Leopalace21 Corp.	4,404	12,874
Mitsui Fudosan Co. Ltd.	815	19,691
Nomura Real Estate Holdings, Inc.	10,000	204,886
Sumitomo Realty & Development Co. Ltd.	31,960	1,175,175
Tokyo Tatemono Co. Ltd.	2,402	24,963
		1,551,285
Jersey – 0.03%
Atrium European Real Estate Ltd.	10,533	38,891

Luxembourg – 1.68%
ADO Properties SA (b)	9,434	508,085
Aroundtown SA	182,895	1,551,766
Grand City Properties SA	14,018	359,744
		2,419,595
Malaysia – 0.05%
IOI Properties Group Bhd	159,442	51,024
UOA Development Bhd	32,200	17,981
		69,005
Mexico – 0.10%
Corp Inmobiliaria Vesta SAB de CV	101,225	143,842

Netherlands – 0.07%
Eurocommercial Properties NV	3,788	98,939

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
New Zealand – 0.20%
Argosy Property Ltd.	110,786	$95,669
Kiwi Property Group Ltd.	103,269	106,405
Precinct Properties New Zealand Ltd.	89,355	94,563
		296,637
Norway – 0.06%
Entra ASA (b)	6,138	91,532

Philippines – 0.69%
Ayala Land, Inc.	75,000	71,346
Megaworld Corp.	1,000,000	113,112
Robinsons Land Corp.	296,391	147,738
SM Prime Holdings, Inc.	860,876	658,223
		990,419
Singapore – 1.08%
City Developments Ltd.	7,827	46,941
United Industrial Corp. Ltd.	194,476	421,953
UOL Group Ltd.	138,912	684,255
Wing Tai Holdings Ltd.	235,663	348,008
Yanlord Land Group Ltd.	72,611	62,957
		1,564,114
Sweden – 1.47%
Castellum AB	10,217	193,856
Fabege AB	53,650	804,867
Hembla AB (a)	4,274	77,222
Hemfosa Fastigheter AB	52,006	479,585
Klovern AB	106,640	160,168
Kungsleden AB	37,031	286,501
Nyfosa AB (a)	18,134	114,695
		2,116,894
Switzerland – 0.52%
Allreal Holding AG	887	144,898
PSP Swiss Property AG	3,760	421,313
Swiss Prime Site AG (a)	2,244	182,934
		749,145
Thailand – 0.29%
Central Pattana PLC	55,664	125,188
Central Pattana PLC-NVDR	130,689	293,918
		419,106
United Kingdom – 0.42%
Capital & Counties Properties PLC	8,006	22,006
Daejan Holdings PLC	8,322	578,662
		600,668

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
United States – 0.26%
CBRE Group, Inc. (a)	541	$24,723
Forestar Group, Inc. (a)	6,557	117,436
FRP Holdings, Inc. (a)	915	42,566
Jones Lang LaSalle, Inc.	116	14,436
Kennedy-Wilson Holdings, Inc.	745	15,310
Marcus & Millichap, Inc. (a)	1,465	44,741
RMR Group, Inc.	2,413	116,355
		375,567
Total Common Stocks (Cost $23,281,427)		24,651,231

REAL ESTATE INVESTMENT TRUSTS – 82.91%
Australia – 6.33%
Abacus Property Group	982	2,606
Astro Japan Property Group (a)(c)(d)(f)	107,959	3,745
BWP Trust	369,933	923,234
Charter Hall Education Trust	10,135	25,451
Charter Hall Retail REIT	79,372	243,154
Cromwell Property Group	317,286	254,206
Dexus	191,841	1,716,869
GDI Property Group	100,000	91,773
Goodman Group	96,191	894,868
GPT Group	302,236	1,209,198
Mirvac Group	462,961	975,608
Scentre Group	246,005	649,334
Unibail-Rodamco-Westfield – CDI	1	7
Vicinity Centres	1,193,554	2,139,379
		9,129,432
Belgium – 0.78%
Aedifica SA	505	46,514
Befimmo SA	2,586	144,695
Cofinimmo SA	2,010	253,739
Montea CVA	1,887	164,219
Warehouses De Pauw CVA	3,310	514,732
		1,123,899
Canada – 3.74%
Artis Real Estate Investment Trust	4,019	35,028
Canadian Apartment Properties REIT	20,493	742,629
Dream Global Real Estate Investment Trust	24,409	244,162
Dream Office Real Estate Investment Trust	8,524	148,520
Granite Real Estate Investment Trust	45,674	2,041,408
H&R Real Estate Investment Trust	14,434	243,486
InterRent Real Estate Investment Trust	86,016	900,508
Morguard Real Estate Investment Trust	37,272	329,811

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Canada – 3.74% (Continued)
RioCan Real Estate Investment Trust	19,256	$371,557
SmartCentres Real Estate Investment Trust	13,688	330,756
WPT Industrial Real Estate Investment Trust	1,100	14,982
		5,402,847
France – 1.36%
Covivio	2,503	262,665
Gecina SA	8,888	1,270,948
Societe de la Tour Eiffel	10,381	430,256
		1,963,869
Guernsey – 0.30%
Picton Property Income Ltd.	50,000	60,458
UK Commercial Property REIT Ltd.	327,205	378,095
		438,553
Hong Kong – 4.07%
Champion REIT	2,157,076	1,755,858
Hui Xian Real Estate Investment Trust	347,122	163,471
Link REIT	331,043	3,961,255
		5,880,584
Ireland – 0.29%
Green REIT PLC	147,164	285,042
Irish Residential Properties REIT PLC	73,680	131,205
		416,247
Italy – 0.03%
Immobiliare Grande Distribuzione SIIQ SpA	6,260	43,009

Japan – 5.66%
Advance Residence Investment Corp.	5	14,472
Comforia Residential REIT, Inc.	32	87,778
Daiwa Office Investment Corp.	122	845,317
Frontier Real Estate Investment Corp.	11	46,495
Fukuoka REIT Corp.	9	14,533
Global One Real Estate Investment Corp.	379	457,059
GLP J-Reit	13	14,484
Hankyu Hanshin REIT, Inc.	85	115,792
Heiwa Real Estate REIT, Inc.	80	91,072
Hulic Reit, Inc.	336	557,049
Japan Excellent, Inc.	54	80,241
Japan Hotel REIT Investment Corp.	922	747,225
Japan Logistics Fund, Inc.	14	31,242
Japan Rental Housing Investments, Inc.	93	74,033
Japan Retail Fund Investment Corp.	54	108,777
Kenedix Office Investment Corp.	240	1,653,110

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Japan – 5.66% (Continued)
Marimo Regional Revitalization REIT, Inc. (e)	120	$129,750
MCUBS MidCity Investment Corp.	570	548,143
Mori Trust Sogo Reit, Inc.	145	230,494
Nippon Accommodations Fund, Inc.	66	348,322
Nomura Real Estate Master Fund, Inc.	391	607,396
Ooedo Onsen Reit Investment Corp.	120	94,703
Orix JREIT, Inc.	181	324,825
Premier Investment Corp.	480	611,479
Tokyu REIT, Inc.	200	326,576
United Urban Investment Corp.	9	14,858
		8,175,225
Malaysia – 0.09%
IGB Real Estate Investment Trust	108,000	48,245
KLCCP Stapled Group	25,200	46,310
Sunway Real Estate Investment Trust	64,000	28,407
		122,962
Mexico – 0.22%
Concentradora Fibra Danhos SA de CV	21,000	25,855
Fibra Uno Administracion SA de CV	100,000	127,916
Macquarie Mexico Real Estate Management SA de CV (a)(b)	80,366	84,062
PLA Administradora Industrial S de RL de CV	30,000	45,906
Prologis Property Mexico SA de CV	18,000	35,102
		318,841
Netherlands – 0.38%
NSI NV	4,471	181,311
Vastned Retail NV	10,386	340,957
Wereldhave NV	831	20,275
		542,543
New Zealand – 0.11%
Goodman Property Trust	134,956	163,775

Singapore – 1.95%
CapitaLand Commercial Trust	36,384	51,194
Fortune Real Estate Investment Trust	1,315,802	1,731,993
Mapletree Commercial Trust	108,937	151,750
Mapletree Industrial Trust	102,229	156,961
Mapletree Logistics Trust	392,751	418,182
Mapletree North Asia Commercial Trust	158,163	152,027
Starhill Global REIT	171,918	91,963
Suntec Real Estate Investment Trust	44,263	58,737
		2,812,807

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
South Africa – 0.61%
Arrowhead Properties Ltd.	79,358	$20,074
Fortress REIT Ltd. – Class A	79,360	107,992
Fortress REIT Ltd. – Class B	68,360	55,584
Growthpoint Properties Ltd.	48,281	80,030
Hyprop Investments Ltd.	30,746	149,295
Redefine Properties Ltd.	34,217	21,298
SA Corporate Real Estate Ltd.	1,056,595	211,809
Vukile Property Fund Ltd.	167,036	237,374
		883,456
Spain – 0.48%
Lar Espana Real Estate Socimi SA	8,340	63,717
Merlin Properties Socimi SA	47,468	631,398
		695,115
United Kingdom – 3.87%
Assura PLC	219,035	177,503
Big Yellow Group PLC	31,923	410,655
British Land Co. PLC	147,510	995,287
Derwent London PLC	10,133	411,725
Hansteen Holdings PLC	179,858	213,879
Land Securities Group PLC	1,686	17,637
Primary Health Properties PLC	18,871	32,624
Schroder Real Estate Investment Trust Ltd.	33,987	24,621
Segro PLC	96,824	852,376
Shaftesbury PLC	1,209	12,580
Target Healthcare REIT Ltd.	16,666	24,526
Tritax Big Box REIT PLC	429,697	804,172
UNITE Group PLC	65,148	781,722
Workspace Group PLC	73,358	818,600
		5,577,907
United States – 52.64%
Agree Realty Corp.	47,467	3,177,916
Alexander & Baldwin, Inc.	1,400	32,298
American Assets Trust, Inc.	11,815	536,283
American Campus Communities, Inc.	12,011	556,349
American Homes 4 Rent	2,874	70,154
American Tower Corp.	728	151,985
Americold Realty Trust	96,015	3,005,269
Apartment Investment & Management Co.	25,099	1,253,695
Apple Hospitality REIT, Inc.	1,815	28,024
AvalonBay Communities, Inc.	17,084	3,468,223
Braemar Hotels & Resorts, Inc.	332	3,466
Brandywine Realty Trust	2,500	37,775
Brookfield Property REIT, Inc.	753	13,885

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
United States – 52.64% (Continued)
Camden Property Trust	27,055	$2,796,405
CareTrust REIT, Inc.	92,500	2,248,675
Chatham Lodging Trust	819	15,594
Chesapeake Lodging Trust	16,337	470,015
Columbia Property Trust, Inc.	35,571	760,508
Community Healthcare Trust, Inc.	8,400	328,692
CubeSmart	26,694	900,122
DiamondRock Hospitality Co.	30,225	299,530
Douglas Emmett, Inc.	378	15,230
Duke Realty Corp.	7,821	235,334
EastGroup Properties, Inc.	3,186	353,646
EPR Properties	17,597	1,374,326
Equity Commonwealth	94,678	3,083,662
Equity LifeStyle Properties, Inc.	1,919	233,466
Equity Residential	22,395	1,714,785
Extra Space Storage, Inc.	172	18,432
Federal Realty Investment Trust	223	29,153
First Industrial Realty Trust, Inc.	9,846	341,755
Four Corners Property Trust, Inc.	60,000	1,725,600
Gaming & Leisure Properties, Inc.	416	16,428
Getty Realty Corp.	100,489	3,111,139
HCP, Inc.	20,391	646,599
Hersha Hospitality Trust	8,419	143,544
Host Hotels & Resorts, Inc.	99,829	1,807,903
Independence Realty Trust, Inc.	1,576	17,304
Investors Real Estate Trust	2,981	172,570
Invitation Homes, Inc.	635	16,275
JBG SMITH Properties	30,588	1,207,920
Kilroy Realty Corp.	16,867	1,243,267
Liberty Property Trust	27,098	1,286,342
Life Storage, Inc.	17,697	1,703,867
LTC Properties, Inc.	21,342	955,054
Mack-Cali Realty Corp.	13,152	298,813
Medical Properties Trust, Inc.	148,929	2,647,958
Mid-America Apartment Communities, Inc.	12,985	1,482,627
National Health Investors, Inc.	24,504	1,924,789
National Retail Properties, Inc.	1,500	80,295
National Storage Affiliates Trust	586	17,457
Omega Healthcare Investors, Inc.	13,011	463,452
Paramount Group, Inc.	52,000	741,000
Park Hotels & Resorts, Inc.	55,952	1,545,394
Piedmont Office Realty Trust, Inc.	146,570	2,979,768
Prologis, Inc.	30,894	2,275,961
PS Business Parks, Inc.	14,536	2,339,133

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
United States – 52.64% (Continued)
Public Storage	6,637	$1,578,810
Realty Income Corp.	247	17,310
Regency Centers Corp.	200	13,192
Retail Properties of America, Inc.	105,152	1,250,257
Retail Value, Inc.	4,776	152,450
Rexford Industrial Realty, Inc.	42,991	1,625,060
RPT Realty	1,262	15,359
Ryman Hospitality Properties, Inc.	5,387	430,691
SBA Communications Corp. (a)	153	33,111
Simon Property Group, Inc.	13,894	2,252,078
SL Green Realty Corp.	8,933	768,238
Spirit MTA REIT	586	4,120
Spirit Realty Capital, Inc.	7,493	319,651
STAG Industrial, Inc.	539	15,728
STORE Capital Corp.	11,181	382,614
Sun Communities, Inc.	4,009	506,216
Sunstone Hotel Investors, Inc.	43,739	586,977
Terreno Realty Corp.	31,426	1,436,482
Tier REIT, Inc.	58,756	1,581,712
UDR, Inc.	14,766	661,221
Universal Health Realty Income Trust	782	64,101
Urstadt Biddle Properties, Inc.	23,059	504,531
Ventas, Inc.	258	16,589
VEREIT, Inc.	1,904	16,908
VICI Properties, Inc.	62,408	1,384,209
Washington Prime Group, Inc.	2,929	12,009
Weingarten Realty Investors	1,731	48,814
Welltower, Inc.	216	17,544
WP Carey, Inc.	20,930	1,737,399
Xenia Hotels & Resorts, Inc.	6,100	127,551
		75,966,043
Total Real Estate Investment Trusts (Cost $102,224,934)		119,657,114

CLOSED-END FUNDS – 0.03%
Guernsey – 0.03%
F&C Commercial Property Trust Ltd.	27,740	42,505
Total Closed-End Funds (Cost $56,864)		42,505

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 0.09%
Money Market Fund – 0.09%
First American Government Obligations Fund, Class Y, 2.000% (g)	131,334	$131,334
Total Investments Purchased with Proceeds
from Securities Lending (Cost 131,334)		131,334

LIQUIDATING TRUSTS – 0.01%
United States – 0.01%
Winthrop Realty Trust (a)(c)	9,590	11,604
Total Liquidating Trusts (Cost $21,535)		11,604

SHORT-TERM INVESTMENTS – 0.00%
Money Market Fund – 0.00%
First American Treasury Obligations Fund, Class X, 2.297% (g)	81	81
Total Short-Term Investments (Cost $81)		81
Total Investments (Cost $125,716,175) – 100.12%		144,493,869
Liabilities in Excess of Other Assets – (0.12)%		(172,240)
TOTAL NET ASSETS – 100.00%		$144,321,629

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $683,679, represents 0.47% of net assets.
(c)	Illiquid security. The total market value of these securities was $15,349, representing 0.01% of net assets.
(d)	Fair valued security. Value determined using significant unobservable inputs.
(e)	All or a portion of this security is out on loan as of May 31, 2019. Total value of securities out on loan is $127,482.
(f)
Restricted security as to resale. As of the report date, the Fund held a restricted security with a current value of $3,745, acquired January 14, 2014 with an original cost of $0, which was 0.00% of its net assets.

(g)	Seven day yield as of May 31, 2019.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
CDI
CHESS Depositary Interests are a way of allowing securities of foreign companies to be traded on the Australian Stock Exchange. CDIs afford shareholders all of the same direct economic benefits as ordinary shares, such as the right to dividends and to participate in rights offers.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

CVA	Commanditaire Vennootschap op Aandelen is a Belgium term for limited partnership with shares.
LP	Limited Partnership.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SA de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
S de RL de CV
Sociedad De Responsabilidad Limitada De Capital Variable is a nonnegotiable stock limited liability corporation of two or more persons whose liabilities for acts of the corporation are limited to their capital contribution.

SE	Societas Europaea is a term for a European Public Limited Liability Company.
SIIQ	An Italian term for listed Real Estate Investment Company.
SpA	Società per Azioni is the Italian term for a limited share company.
Tbk PT	Perseroan Terbatas is an Indonesian term that refers to a Limited Liability Company. Tbk is added if the shares become publicly listed on the stock exchange.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds

Statements of Assets and Liabilities

Assets
Investments, at value (cost $175,504,668, $200,003,715 and $125,716,175, respectively)(1)
Foreign currencies (cost $0, $883,537 and $595,049, respectively)
Receivables:
Dividends and interest
Dividend tax reclaim
Investments sold
Fund shares sold
Securities lending (Note 9)
Other assets
Total Assets

Liabilities
Loans payable
Payable for investments purchased
Payable for collateral on securities loaned
Payable to the Advisor
Payable to affiliates
Payable for Fund shares redeemed
Accrued expenses and other liabilities
Total Liabilities
Net Assets

Net Assets Consist Of:
Paid-in capital
Total distributable earnings
Net Assets

(1)	Includes loaned securities with a value of

Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)

Net asset value, redemption price and offering price per share(2)

(2)	If applicable, redemption price per share may be reduced by a 1.00% redemption fee of the net amount of the redemption on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

May 31, 2019 (Unaudited)

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund

$264,143,214	$219,988,025	$144,493,869
—	892,321	590,905

243,066	529,238	319,144
12	874,778	169,052
589,713	2,312,223	3,530,286
190,763	174,129	43,066
3,155	2,626	437
13,214	15,196	17,074
265,183,137	224,788,536	149,163,833

359,000	—	3,109,000
294,505	3,027,782	1,371,884
1,489,918	3,101,826	131,334
186,796	161,071	78,137
47,527	51,520	41,774
330,416	55,635	89,096
25,636	17,970	20,979
2,733,798	6,415,804	4,842,204
$262,449,339	$218,372,732	$144,321,629

$146,065,912	$193,040,992	$126,513,391
116,383,427	25,331,740	17,808,238
$262,449,339	$218,372,732	$144,321,629

$1,393,836	$2,783,215	$127,482

12,869,776	15,280,859	12,462,010

$20.39	$14.29	$11.58

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds

Statements of Operations

Investment Income
Dividend income(1)
Interest income
Securities lending income
Total investment income

Expenses
Management fees
Administration and accounting fees
Transfer agent fees and expenses
Federal and state registration fees
Audit and tax fees
Legal fees
Reports to shareholders
Chief Compliance Officer fees and expenses
Custody fees
Trustees’ fees and related expenses
Other expenses
Total expenses before recoupment or waivers
Less (waivers) or recoupment by Adviser (Note 4)
Net expenses

Net Investment Income

Realized and Unrealized Gain (Loss) on Investments
Net realized gain from investments
Change in net unrealized appreciation (depreciation) on:
Investments
Foreign currency translation
Net Realized and Unrealized Gain (Loss) on Investments
Net Increase (Decrease) in Net Assets from Operations

(1)	Net of foreign taxes withheld of $0, $361,994 and $136,823, respectively.

The accompanying notes are an integral part of these financial statements.

For the Six Months Ended May 31, 2019 (Unaudited)

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund

$2,359,875	$3,727,951	$2,861,350
5,648	8,261	912
51,315	3,057	1,634
2,416,838	3,739,269	2,863,896

1,160,757	911,030	479,892
95,604	98,240	73,680
89,928	60,618	47,314
11,372	10,434	10,176
9,734	10,738	10,538
8,570	8,024	7,100
7,368	7,138	5,952
5,208	5,208	5,208
4,708	43,268	28,054
4,186	4,186	4,186
9,870	14,974	19,570
1,407,305	1,173,858	691,670
(50,482)	15,724	—
1,356,823	1,189,582	691,670

1,060,015	2,549,687	2,172,226

28,405,329	4,751,609	1,602,088

(35,901,235)	1,238,330	6,928,808
—	3,810	(3,904)
(7,495,906)	5,993,749	8,526,992
$(6,435,891)	$8,543,436	$10,699,218

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2019	November 30,
	(Unaudited)	2018

From Operations
Net investment income	$1,060,015	$218,075
Net realized gain from investments	28,405,329	18,038,665
Net change in unrealized depreciation on investments	(35,901,235)	(1,108,871)
Net increase (decrease) in net assets from operations	(6,435,891)	17,147,869

From Distributions
Net dividends and distributions	(19,608,899)	(8,625,737)
Net decrease in net assets resulting
from dividends and distributions paid	(19,608,899)	(8,625,737)

From Capital Share Transactions
Proceeds from shares sold	22,045,854	37,509,548
Net asset value of shares issued
to distributions declared	19,478,237	8,522,142
Cost for shares redeemed*	(29,423,642)	(85,259,762)
Net increase (decrease) in net assets from
capital share transactions	12,100,449	(39,228,072)

Total Decrease in Net Assets	(13,944,341)	(30,705,940)

Net Assets
Beginning of period	276,393,680	307,099,620
End of period	$262,449,339	$276,393,680

* Net of redemption fees of	$910	$5,912

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2019	November 30,
	(Unaudited)	2018

From Operations
Net investment income	$2,549,687	$2,869,420
Net realized gain from investments	4,751,609	2,406,932
Net change in unrealized appreciation
(depreciation) on investments	1,242,140	(33,109,956)
Net increase (decrease) in net assets from operations	8,543,436	(27,833,604)

From Distributions
Net dividends and distributions	(3,490,210)	(3,672,334)
Net decrease in net assets resulting
from dividends and distributions paid	(3,490,210)	(3,672,334)

From Capital Share Transactions
Proceeds from shares sold	26,677,025	47,907,405
Net asset value of shares issued
to distributions declared	2,466,695	2,692,715
Cost for shares redeemed*	(29,069,563)	(45,585,106)
Net increase in net assets from
capital share transactions	74,157	5,015,014

Total Increase (Decrease) in Net Assets	5,127,383	(26,490,924)

Net Assets
Beginning of period	213,245,349	239,736,273
End of period	$218,372,732	$213,245,349

* Net of redemption fees of	$945	$1,304

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2019	November 30,
	(Unaudited)	2018

From Operations
Net investment income	$2,172,226	$3,747,778
Net realized gain (loss) from investments	1,602,088	(176,594)
Net change in unrealized appreciation
(depreciation) on investments	6,924,904	(3,131,785)
Net increase in net assets from operations	10,699,218	439,399

From Distributions
Net dividends and distributions	(1,501,206)	(5,640,614)
Net decrease in net assets resulting from
dividends and distributions paid	(1,501,206)	(5,640,614)

From Capital Share Transactions
Proceeds from shares sold	6,627,790	33,613,283
Net asset value of shares issued
to distributions declared	1,247,654	4,874,695
Cost for shares redeemed*	(21,116,938)	(20,358,257)
Net increase (decrease) in net assets from
capital share transactions	(13,241,494)	18,129,721

Total Increase (Decrease) in Net Assets	(4,043,482)	12,928,506

Net Assets
Beginning of period	148,365,111	135,436,605
End of period	$144,321,629	$148,365,111

* Net of redemption fees of	$74	$1,198

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Gerstein Fisher Multi-Factor® Growth Equity Fund

Financial Highlights

Six Months
Ended
May 31, 2019
(Unaudited)
Net Asset Value, Beginning of Year/Period	$22.67

Income from investment operations:
Net investment income(1)	0.08
Net realized and unrealized gain (loss) on investments	(0.75)
Total from investment operations	(0.67)

Less distributions paid:
From net investment income	(0.13)
From net realized gain on investments	(1.48)
Total distributions paid	(1.61)
Paid-in capital from redemption fees (Note 2)(2)	0.00
Net Asset Value, End of Year/Period	$20.39

Total Return(3)	-2.41%

Supplemental Data and Ratios:
Net assets at end of year/period (000’s)	$262,449
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(4)	1.03%
After waiver, expense reimbursement and recoupments(4)	0.99%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(4)	0.74%
After waiver, expense reimbursement and recoupments(4)	0.78%
Portfolio turnover rate(3)	31.64%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The ratio of expenses to average net assets include interest expenses. The annualized before waiver, expense reimbursement and recoupments excluding interest was 1.00%. The annualized after waiver, expense reimbursement and recoupments excluding interest was 0.99%.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Year/Period

Year Ended November 30,
2018		2017	2016	2015	2014
$22.04		$18.07	$17.84	$18.77	$17.19

0.02		0.07	0.11	0.11	0.07
1.23		4.22	0.54	0.44	2.46
1.25		4.29	0.65	0.55	2.53

(0.08)		(0.10)	(0.11)	(0.07)	(0.11)
(0.54)		(0.22)	(0.31)	(1.41)	(0.84)
(0.62)		(0.32)	(0.42)	(1.48)	(0.95)
0.00		0.00	0.00	0.00	0.00
$22.67		$22.04	$18.07	$17.84	$18.77

5.81%		24.13%	3.78%	3.43%	15.50%

$276,394		$307,100	$260,610	$239,939	$223,818

1.02	%(5)	1.02%	1.06%	1.05%	1.03%
1.00	%(5)	0.99%	0.99%	1.00%	1.03%

0.05%		0.32%	0.57%	0.59%	0.40%
0.07%		0.35%	0.64%	0.64%	0.40%
11.86%		20.81%	22.06%	40.10%	58.82%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Financial Highlights

	Six Months
	Ended
	May 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$13.95

Income from investment operations:
Net investment income(1)	0.17
Net realized and unrealized gain (loss) on investments	0.41
Total from investment operations	0.58

Less distributions paid:
From net investment income	(0.15)
From net realized gain on investments	(0.09)
Total distributions paid	(0.24)
Paid-in capital from redemption fees (Note 2)(2)	0.00
Net Asset Value, End of Year/Period	$14.29

Total Return(3)	4.33%

Supplemental Data and Ratios:
Net assets at end of year/period (000’s)	$218,373
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(4)	1.10	%(5)
After waiver, expense reimbursement and recoupments(4)	1.11	%(5)
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(4)	2.39%
After waiver, expense reimbursement and recoupments(4)	2.38%
Portfolio turnover rate(3)	36.16%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The ratio of expenses to average net assets include interest expenses. The annualized before waiver, expense reimbursement and recoupments excluding interest was 1.09%. The annualized after waiver, expense reimbursement and recoupments excluding interest was 1.10%.

(6)
The ratio of expenses to average net assets include interest expenses. The annualized before waiver, expense reimbursement and recoupments excluding interest was 1.05%. The annualized after waiver, expense reimbursement and recoupments excluding interest was 1.10%.

(7)
The ratio of expenses to average net assets include interest expenses. The annualized before waiver, expense reimbursement and recoupments excluding interest was 1.18%. The annualized after waiver, expense reimbursement and recoupments excluding interest was 1.12%.

(8)	The ratio of expenses to average net assets include interest expenses. The annualized before and after waiver, expense reimbursement and recoupments excluding interest was 1.18%.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Year/Period

Year Ended November 30,
2018		2017	2016		2015		2014
$16.01		$12.06	$13.16		$14.03		$13.93

0.19		0.17	0.18		0.14		0.21
(2.01)		3.91	(1.12)		(0.20)		0.14
(1.82)		4.08	(0.94)		(0.06)		0.35

(0.24)		(0.13)	(0.16)		(0.28)		(0.24)
—		—	—		(0.53)		(0.01)
(0.24)		(0.13)	(0.16)		(0.81)		(0.25)
0.00		0.00	0.00		0.00		0.00
$13.95		$16.01	$12.06		$13.16		$14.03

-11.55%		34.16%	-7.24%		-0.20%		2.56%

$213,245		$239,736	$134,150		$139,209		$120,714

1.06	%(6)	1.12%	1.19	%(7)	1.19	%(8)	1.18%
1.11	%(6)	1.10%	1.13	%(7)	1.19	%(8)	1.18%

1.26%		1.14%	1.38%		1.03%		1.50%
1.21%		1.16%	1.44%		1.03%		1.50%
26.38%		16.29%	36.19%		29.84%		50.99%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Financial Highlights

	Six Months
	Ended
	May 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.88

Income from investment operations:
Net investment income(1)	0.16
Net realized and unrealized gain (loss) on investments	0.65
Total from investment operations	0.81

Less distributions paid:
From net investment income	(0.11)
From net realized gain on investments	—
Total distributions paid	(0.11)
Paid-in capital from redemption fees (Note 2)(2)	0.00
Net Asset Value, End of Year/Period	$11.58

Total Return(3)	7.66%

Supplemental Data and Ratios:
Net assets at end of year/period (000’s)	$144,322
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(4)	0.94	%(5)
After waiver, expense reimbursement and recoupments(4)	0.94	%(5)
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(4)	2.94%
After waiver, expense reimbursement and recoupments(4)	2.94%
Portfolio turnover rate(3)	16.54%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The ratio of expenses to average net assets include interest expenses. The annualized before and after waiver, expense reimbursement and recoupments excluding interest was 0.92%.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Year/Period

Year Ended November 30,
2018	2017	2016	2015	2014
$11.30	$10.35	$10.24	$10.51	$9.04

0.28	0.22	0.25	0.19	0.20
(0.26)	1.11	0.11	(0.03)	1.42
0.02	1.33	0.36	0.16	1.62

(0.41)	(0.30)	(0.25)	(0.43)	(0.15)
(0.03)	(0.08)	—	—	—
(0.44)	(0.38)	(0.25)	(0.43)	(0.15)
0.00	0.00	0.00	0.00	0.00
$10.88	$11.30	$10.35	$10.24	$10.51

0.19%	13.16%	3.43%	1.65%	18.37%

$148,365	$135,437	$100,545	$90,549	$77,825

0.90%	0.96%	1.01%	1.03%	1.20%
0.92%	1.00%	1.00%	1.00%	1.00%

2.63%	2.06%	2.32%	1.78%	1.91%
2.61%	2.02%	2.33%	1.81%	2.11%
17.28%	7.24%	20.09%	8.52%	80.22%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds
Notes to Financial Statements
May 31, 2019 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Gerstein Fisher Funds (the “Funds”) are comprised of the Gerstein Fisher Multi-Factor® Growth Equity Fund, the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund, and each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Gerstein Fisher Multi-Factor® Growth Equity Fund and the Gerstein Fisher Multi-Factor® International Growth Equity Fund is long-term capital appreciation. The investment objective of the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund is total return (a combination of long-term capital appreciation and current income). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Gerstein Fisher Multi-Factor® Growth Equity Fund commenced operations on December 31, 2009 and began investing consistent with its investment objective on January 15, 2010. The Gerstein Fisher Multi-Factor® International Growth Equity Fund commenced operations on January 27, 2012. The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund commenced operations on April 30, 2013. On July 21, 2016, Gerstein, Fisher & Associates, Inc. entered into a definitive agreement to be acquired by People’s Securities, Inc., a subsidiary of People’s United Bank, N.A.  The transaction closed on November 2, 2016.  At such time, Gerstein, Fisher & Associates, Inc. became a division of People’s Securities, Inc. and began operating as People’s Securities, Inc. doing business as Gerstein Fisher.  On April 1, 2018, in connection with an internal corporate restructuring, People’s Securities, Inc. transferred the advisory agreement for the Funds to its affiliate, People’s United Advisors, Inc., a subsidiary of People’s United Bank, N.A. People’s United Advisors, Inc., doing business as Gerstein Fisher or Gerstein Fisher Asset Management (the “Advisor”), is the Funds’ investment advisor.  Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were paid by the Advisor’s predecessor entity.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds that is listed on a securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.  If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask prices at the close of the exchange on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (“Pricing Service”)) for the day such security is being valued.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices provided by a Pricing Service.  Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized using the constant yield method until maturity.

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.  If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined as described below.  All ETFs are valued at the last reported sales price on the exchange on which the security is principally traded.

Money market mutual funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

For foreign securities traded on foreign exchanges, the Trust has selected Interactive Data’s Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds.  The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges.  The Funds utilize a confidence interval when determining the use of the FVIS provided prices.  The confidence interval is a measure of the historical

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists.  FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price.  If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the FASB Accounting Standards Codification (“ASC”) Topic 820 hierarchy. The Advisor anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

If market quotations are not readily available, any security or other asset will be valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon sale.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2019:

Gerstein Fisher Multi-Factor® Growth Equity Fund
	Level 1	Level 2	Level 3^	Total
Assets:
Common Stocks*	$262,650,270	$4	$—	$262,650,274
Rights	—	—	2,341	2,341
Short-Term Investments	681	—	—	681
Investments Purchased with
Proceeds from Securities Lending	1,489,918	—	—	1,489,918
Total Investments in Securities	$264,140,869	$4	$2,341	$264,143,214

*	For further information regarding security characteristics, please see the Schedules of Investments.
^	The Fund measures Level 3 activity as of the end of each financial reporting period.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Rights
Balance as of 11/30/2018	$2,341
Acquisitions	—
Dispositions	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into level 3	—
Balance as of 5/31/2019	$2,341
Change in unrealized appreciation (depreciation) during the
period for Level 3 Investments held at 5/31/2019	$—

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2019:

Range/Weighted
	Fair Value	Valuation	Unobservable	Average
Description	May 31, 2019	Methodologies	Input	Unobservable Input+
Rights	$2,341	Last traded price	Market	$0.58
		and company-	Assessment
specific
information

+ Table presents information for one security, which has been valued at $0.58 throughout the period.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

Gerstein Fisher Multi-Factor® International Growth Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$7,086,151	$209,062,160	$—	$216,148,311
Short-Term Investments	737,888	—	—	737,888
Investments Purchased
with Proceeds from
Securities Lending	3,101,826	—	—	3,101,826
Total Investments
in Securities	$10,925,865	$209,062,160	$—	$219,988,025

*	For further information regarding security characteristics, please see the Schedules of Investments.

The Fund did not hold any Level 3 securities during the period.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

	Level 1	Level 2	Level 3^	Total
Assets:
Common Stocks*	$3,014,746	$21,636,485	$—	$24,651,231
Real Estate
Investment Trusts*	86,085,135	33,568,234	3,745	119,657,114
Closed-End Funds	42,505	—	—	42,505
Liquidating Trusts	—	—	11,604	11,604
Short-Term Investments	81	—	—	81
Investments Purchased
with Proceeds from
Securities Lending	131,334	—	—	131,334
Total Investments
in Securities	$89,273,801	$55,204,719	$15,349	$144,493,869

*	For further information regarding security characteristics, please see the Schedules of Investments.
^	The Fund measures Level 3 activity as of the end of each financial reporting period.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Real Estate
Description	Investment Trusts	Liquidating Trusts
Balance as of 11/30/2018	$3,945	$—
Acquisitions	—	—
Dispositions	—	—
Realized Gain (Loss)	—	—
Change in unrealized
appreciation (depreciation)	(200)	—
Transfers into level 3	—	11,604
Balance as of 5/31/2019	$3,745	$11,604
Change in unrealized appreciation
(depreciation) during the period for
Level 3 Investments held at 5/31/2019	$(200)	$—

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

				Range/Weighted
	Fair Value	Valuation	Unobservable	Average
Description	May 31, 2019	Methodologies	Input	Unobservable Input
Real Estate	$3,745	Last traded price	Liquidation	$0.04(1)
Investment Trusts		and company-	Value
		specific
		information

Liquidating Trusts	$11,604	Last traded price	Liquidation	$1.21(2)
		and company-	Value
		specific
		information

(1)	Value presents information for one security, which has been valued at 0.05 Australian dollars throughout the period.
(2)	Value presents information for one security, which has been valued at $1.21 throughout the period.

The Funds did not hold derivative instruments during the six months ended May 31, 2019.

(b) Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting,

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral.  The loans are secured by collateral at least equal to: (i) 105% of the market value of the loaned securities that are foreign securities, or 102% of the market value of any other loaned securities, at the time the securities are loaned; and (ii) 100% of the market value of the loaned securities at all times.  Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.  The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(d) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(e) Distributions to Shareholders

The Funds will distribute net investment income and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Funds charge a 1.00% redemption fee on the net amount of the redemption on shares held for 60 days or less. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.

(h) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(i) Other

Investment transactions are recorded on the trade date. Realized gains and losses are evaluated on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from the Funds’ investments in domestic REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statements of Assets and Liabilities.

Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended November 30, 2018 and November 30, 2017 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
Growth Equity Fund
Year Ended November 30, 2018	$1,090,856	$7,534,881
Year Ended November 30, 2017	$1,480,248	$3,191,563

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
International Growth Equity Fund
Year Ended November 30, 2018	$3,672,334	$ —
Year Ended November 30, 2017	$1,430,467	$ —

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund
Year Ended November 30, 2018	$5,329,605	$311,009
Year Ended November 30, 2017	$2,912,688	$966,049

As of November 30, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
Cost basis of investments for
federal income tax purposes	$152,604,471	$193,760,243	$139,414,134
Gross tax unrealized appreciation	128,172,333	33,885,516	18,990,581
Gross tax unrealized depreciation	(3,831,937)	(17,069,514)	(10,271,189)
Net tax unrealized appreciation	124,340,396	16,816,002	8,719,392
Undistributed ordinary income	57,049	2,185,111	307,014
Undistributed long-term capital gain	18,030,772	1,296,127	—
Total distributable earnings	18,087,821	3,481,238	307,014
Other accumulated gain/(loss)	—	(18,726)	(416,180)
Total accumulated gains	$142,428,217	$20,278,514	$8,610,226

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales, mark-to-market of passive foreign investment company (“PFIC”) adjustments, and Partnership Basis Adjustments.

At November 30, 2018, the Funds had the following capital losses remaining, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2018.

	Short-Term	Long-Term
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	$12,846	$400,803

The Gerstein Fisher Multi-Factor® International Growth Equity Fund utilized $1,267,130 of short-term capital loss carryover in the fiscal year 2018.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2018, the following table shows the reclassifications made:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
Total distributable earnings	$—	$—	$—
Paid-in capital	$—	$—	$—

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2018. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2018. At November 30, 2018, the fiscal tax years 2015 through 2018 remain open to examination for the Funds in the Funds’ major tax jurisdictions.

(4)	Investment Advisor

The Trust, on behalf of the Funds, has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Gerstein Fisher Multi-Factor® Growth Equity Fund, the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund compensate the Advisor for its management services at the annual rate of 0.85%, 0.85% and 0.65%, respectively, of each Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through the expiration dates listed below, at the discretion of the Advisor and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets.

	Expense
	Limitation Cap	Expiration Date
Gerstein Fisher Multi-Factor®
Growth Equity Fund	0.99%	March 30, 2020
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	1.10%	March 30, 2020
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	1.00%	March 30, 2020

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement; or (2) the Expense Limitation Cap in place at the time of the recoupment; provided, however, that the Advisor shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring during the fiscal period ending:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
November 30, 2019	$95,111	$—	$—
November 30, 2020	$96,324	$7,714	$—
November 30, 2021	$60,048	$—	$—
May 31, 2022	$50,482	$—	$—

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees and expenses incurred for the six months ended May 31, 2019, and owed as of May 31, 2019, are as follows:

Administration and Accounting	Incurred	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$95,604	$34,986
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$98,240	$35,072
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$73,680	$24,265

Transfer Agency	Incurred(1)	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$28,658	$9,769
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$22,596	$7,927
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$15,564	$5,339

(1)	These amounts do not include sub-transfer agency fees, therefore they do not agree to the amount on the Statements of Operations.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

Custody	Incurred	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$ 4,708	$ 1,108
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$43,268	$ 6,852
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$28,054	$10,504

The Funds each have a line of credit with US Bank (see Note 8).

The Funds have entered into a securities lending agreement with US Bank (see Note 9).

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of Fund Services and US Bank.

Certain officers of the Funds are also employees of Fund Services.  A Trustee of the Trust is affiliated with Fund Services and US Bank.  This same Trustee is a board member and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of Fund Services.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended May 31, 2019, and owed as of May 31, 2019, are as follows:

	Incurred	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$5,208	$1,664
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$5,208	$1,669
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$5,208	$1,666

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Gerstein Fisher Multi-Factor® Growth Equity Fund

	Six Months Ended	Year Ended
	May 31, 2019	November 30, 2018
Shares sold	1,062,152	1,618,287
Shares reinvested	1,030,595	393,269
Shares redeemed	(1,417,612)	(3,750,455)
Net increase (decrease)	675,135	(1,738,899)

Gerstein Fisher Multi-Factor® International Growth Equity Fund

	Six Months Ended	Year Ended
	May 31, 2019	November 30, 2018
Shares sold	1,917,119	3,050,075
Shares reinvested	189,746	168,822
Shares redeemed	(2,115,276)	(2,905,433)
Net increase (decrease)	(8,411)	313,464

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

	Six Months Ended	Year Ended
	May 31, 2019	November 30, 2018
Shares sold	589,302	3,082,385
Shares reinvested	117,511	440,561
Shares redeemed	(1,884,361)	(1,871,196)
Net increase (decrease)	(1,177,548)	1,651,750

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Funds for the six months ended May 31, 2019, are listed below. The Funds did not have any purchases or sales of long-term U.S. Government securities.

	Purchases	Sales
Gerstein Fisher Multi-Factor®
Growth Equity Fund	$86,694,373	$90,745,222
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$76,861,478	$77,225,762
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	$24,365,650	$35,387,670

(8)	Line of Credit

At May 31, 2019, the Gerstein Fisher Multi-Factor® Growth Equity Fund, Gerstein Fisher Multi-Factor® International Growth Equity Fund and Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund each had lines of credit in the amount of the lesser of 33.33% of the fair value of unencumbered assets of the Fund or $10,000,000, $10,000,000 and $4,000,000, respectively, which all mature August 9, 2019. These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was accrued at the prime rate of 5.25% from December 1, 2018 through December 19, 2018 and 5.50% thereafter. As of May 31, 2019, the Gerstein Fisher Multi-Factor® Growth Equity Fund had an outstanding balance on its line of credit of $359,000 and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund had an outstanding balance on its line of credit of $3,109,000. There was no outstanding balance on the line of credit for the Gerstein Fisher Multi-Factor® International Growth Equity Fund as of May 31, 2019. The following table provides information regarding usage of the line of credit for the six months ended May 31, 2019.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Gerstein Fisher
Multi-Factor® Growth
Equity Fund	66	$ 677,061	$ 6,814	$2,581,000	1/2/2019

Gerstein Fisher
Multi-Factor®
International Growth
Equity Fund	63	$1,258,841	$11,833	$4,452,000	1/2/2019

Gerstein Fisher
Multi-Factor® Global Real
Estate Securities Fund	126	$1,058,238	$20,366	$3,453,000	1/2/2019

*	Interest expense is included with “Other expenses” on the Statements of Operations.

(9)	Securities Lending

Following terms of a securities lending agreement with the Funds’ custodian, U.S. Bank, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.

Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

As of May 31, 2019, the market value of the securities on loan and value of collateral received for securities lending were as follows:

	Loaned Securities	Value of	% of
	Market Value	Cash Collateral	Net Assets
Gerstein Fisher Multi-Factor®
Growth Equity Fund	$1,393,836	$1,489,918	0.53%

Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$2,783,215	$3,101,826	1.27%

Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$ 127,482	$ 131,334	0.09%

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class Y (a money market fund subject to Rule 2a-7 under the 1940 Act). The Schedule of Investments for the Funds include the particular cash collateral holding as of May 31, 2019. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required.

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

(10)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At May 31, 2019, Pershing, LLC, for the benefit of others, held the following percentage of each Fund’s outstanding shares:

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real
Growth Equity	Growth Equity	Estate Securities
Fund	Fund	Fund
46.55%	36.73%	41.04%

(11)	Recent Accounting Pronouncements

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to early adopt the eliminated or modified disclosures for the period ended May 31, 2019.

(12)	Subsequent Event

On June 17, 2019, the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund declared and paid a distribution from ordinary income of $1,068,892 to the shareholders of record on June 14, 2019.

Gerstein Fisher Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Gerstein Fisher Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended November 30, 2018 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Gerstein Fisher Multi-Factor® Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® International Growth Equity Fund	0.00%
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund	6.74%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal year ended November 30, 2018, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Gerstein Fisher Multi-Factor® Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® International Growth Equity Fund	95.56%
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund	50.99%

The Gerstein Fisher Multi-Factor® International Growth Equity Fund has elected to pass through to its shareholders the foreign taxes paid for the year ended November 30, 2018 as follows:

			Foreign
	Foreign	Foreign	Paid Taxes
	Dividend Income	Taxes Paid	per share
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$6,040,377	$591,117	$0.0387

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3) for the tax year ended November 30, 2018.  The amounts designated as long-term capital gains were as follows:

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real
Growth Equity	Growth Equity	Estate Securities
Fund	Fund	Fund
$7,534,881	$—	$311,009

Ordinary Income Dividend and Foreign Tax Credit

The Gerstein Fisher Multi-Factor® International Growth Equity Fund has made an election under Section 853 of the Internal Revenue Code to provide to its shareholders the benefit of foreign tax credits in the per share amount designated below.  Therefore, shareholders who must file a U.S. Federal Income tax return will be entitled to a foreign tax credit or itemized deduction in an amount equal to $0.0326 per share for each share owned on November 30, 2018, in computing their tax liability.  It is generally more advantageous to claim a credit than a deduction.

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-473-1155.

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	28	Professor Emeritus,	Independent
615 E. Michigan St.		Term; Since		Department of	Trustee, USA
Milwaukee, WI 53202		August 22,		Accounting (June	MUTUALS
Year of Birth: 1955		2001		2019–present),	(an open-end
				Professor,	investment
				Department	company with
				of Accounting	two portfolios).
(2004–May 2019),
Chair, Department
of Accounting
(2004–2017),
Marquette University.

Gary A. Drska	Trustee	Indefinite	28	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
two portfolios).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years
Jonas B. Siegel	Trustee	Indefinite	28	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee,
Milwaukee, WI 53202		October 23,		Managing Director,	Gottex Trust
Year of Birth: 1943		2009		Chief Administrative	(an open-end
				Officer (“CAO”) and	investment
				Chief Compliance	company
				Officer (“CCO”),	(2010–2016);
				Granite Capital	Independent
				International Group,	Manager,
				L.P. (an investment	Ramius IDF
				management firm)	fund complex
				(1994–2011).	(two closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	28	President	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since		(2017–present),	Funds (an
Milwaukee, WI 53202	Trustee	August 22,		Chief Operating	open-end
Year of Birth: 1962		2001		Officer (2016–	investment
				present), Executive	company)
				Vice President	(2003–2017);
				(1994–2017),	Trustee, USA
				U.S. Bancorp Fund	MUTUALS
				Services, LLC.	(an open-end
investment
company)
(2001–2018).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years
Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President,
Milwaukee, WI 53202	Officer,	July 1,		U.S. Bancorp Fund
Year of Birth: 1985	Vice	2017		Services,
	President			LLC (February
	and			2017–present);
	Anti-Money			Vice President and
	Laundering			Assistant CCO,
	Officer			Heartland Advisors,
Inc. (December 2016–
January 2017);
Vice President and
CCO, Heartland
Group, Inc. (May
2016–November
2016); Vice
President, CCO and
Senior Legal Counsel
(May 2016–November
2016), Assistant CCO
and Senior Legal
Counsel (January
2016–April 2016),
Senior Legal and
Compliance Counsel
(2013–2015),
Heartland Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		May 29, 2015		Services, LLC
Year of Birth: 1981				(2012–present).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years
Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-473-1155. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30, are available without charge, either upon request by calling the Funds toll free at 1-800-473-1155 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may view the Funds’ Forms N-Q on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call the Funds toll-free at 800-473-1155 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

GERSTEIN FISHER FUNDS

Investment Advisor	Gerstein Fisher
565 Fifth Avenue, 27th Floor
New York, New York 10017
Gerstein Fisher is a division
of People’s United Advisors, Inc.

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
6th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 5, 2014.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date    July 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date    July 31, 2019

By (Signature and Title)*    /s/Jennifer Lima
Jennifer Lima, Treasurer

Date    July 31, 2019

* Print the name and title of each signing officer under his or her signature.